Summary of Stock Option Activity (Detail) (Stock Option, USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period			4,902,818
Granted			829,823
Exercised			(410,071)
Forfeited			(458,006)
Outstanding at ending of period	4,864,564		4,864,564
Exercisable at end of period	2,708,837		2,708,837
Weighted Average Exercise Price
Outstanding at beginning of period			$ 21.87
Granted			$ 21.93
Exercised			$ 12.76
Forfeited			$ 24.94
Outstanding at end of period	$ 22.36		$ 22.36
Exercisable at end of period	$ 22.41		$ 22.41
Weighted Average Fair Value
Outstanding at beginning of period			$ 8.61
Granted	$ 10.26	$ 8.53	$ 9.56
Exercised			$ 5.51
Forfeited			$ 9.67
Outstanding at end of period	$ 8.94		$ 8.94
Exercisable at end of period			$ 8.80
Weighted Average Remaining Contractual Life
Outstanding at end of period			4 years 8 months 9 days
Exercisable at end of period			3 years 4 months 10 days